List of principal companies included in the scope of consolidation during 2023 (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Summary of Principal Companies and their Country of Incorporation	The table below shows Sanofi’s principal subsidiaries and their country of incorporation:

Europe		Financial interest (%) as of December 31, 2025
Hoechst GmbH	Germany	100.0
Sanofi-Aventis Deutschland GmbH	Germany	100.0
Sanofi-Aventis GmbH	Austria	100.0
Sanofi Belgium	Belgium	100.0
Ablynx NV	Belgium	100.0
Genzyme Flanders BV	Belgium	100.0
Sanofi A/S	Denmark	100.0
Sanofi-Aventis SA	Spain	100.0
Sanofi Oy	Finland	100.0
Sanofi	France	100.0
Sanofi Winthrop Industrie	France	100.0
Sanofi-Aventis Recherche & Développement	France	100.0
Sanofi-Aventis Groupe	France	100.0
Sanofi-Aventis Participations	France	100.0
Sanofi Pasteur	France	100.0
Aventis Agriculture	France	100.0
Sanofi Biotechnology	France	100.0
Sanofi Pasteur Merieux SAS	France	100.0
Sanofi-Aventis AEBE	Greece	100.0
Sanofi-Aventis Private Co Ltd	Hungary	99.6
Chinoin Private Co Ltd	Hungary	99.6
Carraig Insurance DAC	Ireland	100.0
Genzyme Ireland Limited	Ireland	100.0
Sanofi-Aventis Ireland Ltd	Ireland	100.0
Sanofi-Aventis Holdings (Ireland) Ltd	Ireland	100.0
Sanofi SRL	Italy	100.0
Genzyme Global Sarl	Luxembourg	100.0
Genzyme Luxembourg Sarl	Luxembourg	100.0
Le Rock Re	Luxembourg	100.0
Sanofi-Aventis Norge AS	Norway	100.0
Blueprint Medicines (Netherlands) B.V.	Netherlands	100.0
Sanofi BV	Netherlands	100.0
Sanofi Foreign Participations BV	Netherlands	100.0
Sanofi Horizon BV	Netherlands	100.0
Sanofi-Aventis Sp. z o.o.	Poland	100.0
Sanofi Produtos Farmaceuticos Lda	Portugal	100.0
Sanofi sro	Czech Republic	100.0
Sanofi Romania SRL	Romania	100.0
Sanofi-Aventis UK Holdings Limited	United Kingdom	100.0
Aventis Pharma Limited	United Kingdom	100.0
Sanofi-Synthelabo UK Ltd	United Kingdom	100.0
Aventis Pharma Holdings Ltd	United Kingdom	100.0
Kymab Limited	United Kingdom	100.0
AO Sanofi Russia	Russia	100.0
Opella Healthcare LLC	Russia	100.0

Europe		Financial interest (%) as of December 31, 2025
Sanofi AB	Sweden	100.0
Sanofi-Aventis (Suisse) SA	Switzerland	100.0
Genzyme Global Sarl Baar Intellectual Property Branch	Switzerland	100.0
Sanofi Ilac Sanayi ve Ticaret AS	Turkey	100.0
Sanofi Pasteur Asi Ticaret AS	Turkey	100.0
Sanofi Saglik Urunleri Limited Sirketi	Turkey	100.0

United States		Financial interest (%) as of December 31, 2025
Genzyme Therapeutic Products Limited Partnership	United States	100.0
Aventis Inc.	United States	100.0
Sanofi US Services Inc.	United States	100.0
Sanofi-Aventis U.S. LLC	United States	100.0
Aventisub LLC	United States	100.0
Genzyme Corporation	United States	100.0
Sanofi Pasteur Inc.	United States	100.0
VaxServe, Inc.	United States	100.0
Bioverativ Inc.	United States	100.0
Bioverativ U.S. LLC	United States	100.0
Bioverativ USA Inc.	United States	100.0
Bioverativ Therapeutics Inc.	United States	100.0
Blueprint Medicines Corporation	United States	100.0
Principia Biopharma Inc.	United States	100.0
Sanofi Ventures LLC	United States	100.0
Sanofi Bioverativ Holdings LLC	United States	100.0
Radera	United States	30.0
RPR US Ltd	United States	100.0
Kadmon Pharmaceuticals LLC	United States	100.0
Kadmon Corporation, LLC	United States	100.0
Provention Bio	United States	100.0
Gold Bond Co LLC	United States	100.0
Sanofi AATD, Inc.	United States	100.0
Translate Bio, Inc.	United States	100.0
Vigil Neuroscience, Inc.	United States	100.0

Other countries		Financial interest (%) as of December 31, 2025
Sanofi-Aventis South Africa (Pty) Ltd	South Africa	100.0
Sanofi-Aventis Algérie	Algeria	100.0
Sanofi Arabia Trading Company Limited	Saudi Arabia	100.0
Sanofi-Aventis Argentina SA	Argentina	100.0
Sanofi-Aventis Australia Pty Ltd	Australia	100.0
Sanofi Medley Farmaceutica Ltda	Brazil	100.0
Sanofi-Aventis Canada Inc.	Canada	100.0
Sanofi Pasteur Limited	Canada	100.0
Merieux Canada Holdings ULC (Canada)	Canada	100.0
Sanofi Vaccines Chile SA	Chile	100.0
Sanofi (Hangzhou) Pharmaceuticals Co Ltd	China	100.0
Sanofi (China) Investment Co Ltd	China	100.0
Sanofi (Beijing) Pharmaceuticals Co Ltd	China	100.0
Sanofi (Jiangsu) Biologics Co Ltd	China	100.0
Shenzhen Sanofi pasteur Biological Products Co Ltd	China	100.0
Shanghai Rongheng Pharmaceutical Co Ltd	China	100.0
Sanofi-Aventis de Colombia SA	Colombia	100.0
Sanofi-Aventis Korea Co Ltd	South Korea	100.0
Sanofi-Aventis Gulf FZE	United Arab Emirates	100.0
Sanofi Egypt	Egypt	100.0
Sanofi Hong-Kong Limited	Hong Kong	100.0
Sanofi India Limited	India	60.4
Sanofi Healthcare India Private Limited	India	99.9
Sanofi Israël Ltd	Israel	100.0
Sanofi KK	Japan	100.0
Sanofi-Aventis (Malaysia) SDN BHD	Malaysia	100.0
Sanofi-Aventis Maroc	Morocco	100.0
Sanofi Pasteur SA de CV	Mexico	100.0
Azteca Vacunas SA de CV	Mexico	100.0
Sanofi-Aventis Puerto Rico Inc.	Puerto Rico	100.0
Sanofi-Aventis Philippines Inc.	Philippines	100.0
Sanofi-Aventis Singapore Pte Ltd	Singapore	100.0
Aventis Pharma (Manufacturing) Pte Ltd	Singapore	100.0
Sanofi Manufacturing Pte Ltd	Singapore	100.0
Sanofi Taiwan Co Ltd	Taiwan	100.0
Sanofi-Aventis (Thailand) Ltd	Thailand	100.0
Sanofi-Aventis de Venezuela SA	Venezuela	100.0
Sanofi-Aventis Vietnam Company Limited	Vietnam	100.0

Summary of Principal Investments Accounted for Using the Equity Method

		Financial interest (%) as of December 31, 2025
Infraserv GmbH & Co. Höchst KG	Germany	31.2
Opal JVCO S.a r.l.	Luxembourg	48.2
MSP Vaccine Company	United States	50.0
EUROAPI	France	29.6